Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 80	$ 30	$ 60
Monthly deposits percentage	8.33%
Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Black scholes option pricing model	Black-Scholes option-pricing model
Minimum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate	5.06%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Short-Term deposits interest rate	6.63%